Line of Credit and Notes Payable (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Net borrowings	$ 129,000,000
Line of credit and notes payable, outstanding	1,416,525,000	[1]	1,472,525,000	[1]
Weighted average interest rate	4.30%	[1],[2]	4.29%	[2],[3]
Interest payments on debt facilities	62,600,000		66,700,000		70,200,000
Secured Debt [Member]
Debt Instrument [Line Items]
Line of credit and notes payable, outstanding	987,525,000	[1]	1,172,525,000	[1]
Weighted average interest rate	5.17%	[1],[2]
Unsecured Debt [Member]
Debt Instrument [Line Items]
Line of credit and notes payable, outstanding	429,000,000	[1]	300,000,000	[1]
Weighted average interest rate	2.30%	[1],[2]
$500 Million Unsecured Line of Credit [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	500,000,000
Maturity period	4 years
Number of extension periods	2
Extension period	6 months
Option to increase borrowing capacity, amount	500,000,000
Maximum borrowing capacity	1,000,000,000
Spread on variable rate	1.175%
Rate	1.39%	[2],[3]
Line of credit and notes payable, outstanding	129,000,000		0
LIBOR Interest Rate In Effect	0.22%
$500 Million Unsecured Facility [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	500,000,000
$45.0 Million Fixed-Rate Loan [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	45,000,000
Repayments of secured debt	45,000,000
Rate	5.20%	[2]
Line of credit and notes payable, outstanding	0		45,000,000
$200.0 Million Mortgage Note [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	200,000,000
Rate	4.87%	[2]
Line of credit and notes payable, outstanding	200,000,000		200,000,000
$25.0 Million Mortgage Note [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	25,000,000
Rate	5.70%	[2]
Line of credit and notes payable, outstanding	25,000,000		25,000,000
$350.0 Million Secured Pooled Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	350,000,000
Rate	4.84%	[2],[4]
Line of credit and notes payable, outstanding	350,000,000	[4]	350,000,000	[4]
Number of properties In collateralized pool	9
$105.0 Million Fixed-Rate Loan [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	105,000,000
Rate	5.29%	[2]
Line of credit and notes payable, outstanding	105,000,000		105,000,000
$125.0 Million Fixed-Rate Loan [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	125,000,000
Rate	5.50%	[2],[5]
Line of credit and notes payable, outstanding	125,000,000	[5]	125,000,000	[5]
Number of properties In collateralized pool	4
$42.5 Million Fixed-Rate Loan [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	42,525,000.000
Rate	5.70%	[2]
Line of credit and notes payable, outstanding	42,525,000		42,525,000
$140 Million WDC Mortgage Notes [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	140,000,000
Rate	5.76%	[2]
Line of credit and notes payable, outstanding	140,000,000		140,000,000
$140.0 Million 500 W. Monroe Mortgage Loan [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	140,000,000
Repayments of secured debt	140,000,000
Line of credit and notes payable, outstanding	0		140,000,000
$300 Million Unsecured Term Loan [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	300,000,000
Line of credit and notes payable, outstanding	$ 300,000,000		$ 300,000,000
Federal Funds Rate [Member] | $500 Million Unsecured Line of Credit [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Spread on variable rate	0.50%
LIBOR [Member] | $500 Million Unsecured Line of Credit [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Spread on variable rate	1.00%
LIBOR [Member] | $140.0 Million 500 W. Monroe Mortgage Loan [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Spread on variable rate	1.008%	[2]
LIBOR [Member] | $300 Million Unsecured Term Loan [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Spread on variable rate	1.45%	[2],[6]
LIBOR [Member] | Minimum [Member] | $500 Million Unsecured Line of Credit [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Spread on variable rate	1.00%
LIBOR [Member] | Maximum [Member] | $500 Million Unsecured Line of Credit [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Spread on variable rate	1.75%
Interest Rate Swap [Member] | $300 Million Unsecured Term Loan [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Effective rate	2.69%

[1]	Weighted average is based on contractual balance of outstanding debt and interest rates in the table as of December 31, 2012.
[2]	All of Piedmont’s outstanding debt as of December 31, 2012 and 2011 is interest-only debt.
[3]	Piedmont may select from multiple interest rate options with each draw, including the prime rate and various length LIBOR locks. All LIBOR selections are subject to an additional spread (1.175% as of December 31, 2012) over the selected rate based on Piedmont’s current credit rating. The outstanding balance as of December 31, 2012 consists of LIBOR draws at an average rate of 0.22% (subject to the additional spread mentioned above).
[4]	Nine property collateralized pool includes:1200 Crown Colony Drive in Quincy, Massachusetts, Braker Pointe III in Austin, Texas, 2 Gatehall Drive in Parsippany, New Jersey, the One and Two Independence Square buildings in Washington, DC, 2120 West End Avenue in Nashville, Tennessee, 400 Bridgewater Crossing in Bridgewater, New Jersey, 200 Bridgewater Crossing in Bridgewater, New Jersey, and Fairway Center II in Brea, California.
[5]	Four property collateralized pool includes 1430 Enclave Parkway in Houston, Texas, Windy Point I and II in Schaumburg, Illinois, and 1055 East Colorado Boulevard in Pasadena, California.
[6]	The $300 Million Unsecured Term Loan has a stated variable rate; however, Piedmont entered into interest rate swap agreements which effectively fix, exclusive of changes to Piedmont's credit rating, the rate on this facility to 2.69% through maturity.